Deferred tax - Temporary differences (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (35,872)	R (35,803)
Deferred tax liabilities	2,765	3,478
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	15,898	17,102
Deferred tax liabilities	4,332	5,054
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	1,695	1,573
Deferred tax liabilities	344	461
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(1,593)	(1,396)
Deferred tax liabilities	190	129
Short- and long-term provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(4,629)	(3,672)
Deferred tax liabilities	(1,957)	(2,116)
Calculated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(37,301)	(39,896)
Deferred tax liabilities	(4)	(8)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	757	374
Deferred tax liabilities	107	107
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(3,126)	(2,979)
Deferred tax liabilities	(386)	(501)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(7,573)	(6,909)
Deferred tax liabilities	139	352
US interest expense limitation carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (6,600)	R (6,100)